Transactions with Related Parties - The Managers (Details) - USD ($) $ in Thousands	May 29, 2021	May 29, 2018	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Management agreement term	3 years	3 years
Flat ship management fee	$ 3,500	$ 3,000
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Due from manager			$ 0	$ 48
Due to manager			$ 185	$ 0